     VALOR INVESTMENT
     FUND, INC.

     Financial Statements for the
     Year Ended July 31, 2002, and
     Independent Auditors' Report

                           VALOR INVESTMENT FUND, INC.
              2290 FIRST NATIONAL BUILDING, DETROIT, MICHIGAN 48226

                 ANNUAL REPORT FOR THE YEAR ENDED JULY 31, 2002





To our Shareholders:


The financial statements of Valor Investment Fund, Inc. (the "Company") for the fiscal year ended July 31, 2002, are included in this Annual Report. Net assets at July 31, 2002 were $13,955,882 equal to $15.80 per share of common stock on the 883,525 shares outstanding. Net asset value at July 31, 2001 was $15.80 per share, based on the same number of outstanding shares.


Your Company's net investment income for the year August 1, 2001 to July 31, 2002 was $721,565. Your Company has paid dividends of $0.82 per share of common stock from net investment income during fiscal 2002. The $0.82 is further broken down into $0.41 and $0.40 per share of common stock that were paid on November 1, 2001 and May 2, 2002, respectively. The Board of Directors intends to distribute substantially all of the Company's net investment income earned during fiscal 2002.


Your Company's policy continues to be one of investment in tax-free municipal bonds and project notes.


We wish to express our appreciation for your continued participation in the Company.


Respectfully submitted,





/s/ William B. Klinsky,
-------------------------
William B. Klinsky,
President

INDEPENDENT AUDITORS' REPORT



To the Shareholders and
Board of Directors
Valor Investment Fund, Inc.


We have audited the accompanying statement of assets and liabilities of Valor Investment Fund, Inc. (the "Company") including the schedule of investments in securities as of July 31, 2002, and the related statements of operations and shareholders' investment for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company, as of July 31, 2002, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP

September 20, 2002

VALOR INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2002

ASSETS:
  Investments in securities - at market value (cost of $13,173,989)                            $13,777,361
  Interest receivable                                                                              191,420
  Prepaid expenses                                                                                     101
                                                                                               -----------

           Total assets                                                                         13,968,882
                                                                                               -----------

LIABILITIES - Accrued expenses                                                                      13,000
                                                                                               -----------

           Total liabilities                                                                        13,000
                                                                                               -----------

NET ASSETS (equivalent to $15.80 per share based on 883,525 shares of
  Common stock outstanding at July 31, 2002)                                                   $13,955,882
                                                                                               ===========


See notes to financial statements.

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2002

                                                                                        PRINCIPAL        AMORTIZED
                                                                                         AMOUNT            COST              MARKET
MONEY MARKET FUNDS -
  One Group Municipal Money Market Fund                                               $  101,638        $  101,638        $  101,638

SHORT-TERM MUNICIPAL BONDS:
  Monroe County General Obl., 5.250%, November 1, 2002                                    40,000            39,835            40,358
  Oakland County General Obl., 6.200%, May 1, 2003                                       500,000           498,809           510,535
                                                                                      ----------        ----------        ----------
        Total short-term municipal bonds                                                 540,000           538,644           550,893

LONG-TERM MUNICIPAL BONDS:
  Alaska State Hsg Fin Corp, 6.375%, December 1, 2012                                    275,000           273,414           284,666
  Alaska Rev., 5.400%, December 1, 2023                                                  100,000           100,494           100,540
  Avondale School District, 5.800%, May 1, 2015                                          140,000           140,000           158,179
  Bay County General Obl, 6.500%, May 1, 2004                                            500,000           500,000           505,750
  Berkley City Sch Dist MI FGIC, 5.625%, January 1, 2015                                 270,000           266,875           294,708
  Big Rapids MI Public School District, 5.000%, May 1, 2019                              150,000           149,991           152,462
  Brandon School District, 5.600%, May 1, 2010                                           100,000            99,407           112,021
  Brevard County Solid Waste Disposal, 5.700%, April 1, 2009                             100,000           100,000           103,337
  Caledonia Comm. Schools MI, 6.625%, May 1, 2014                                        150,000           150,000           154,676
  Cass Cnty MI Sew Disp Sys - ONTWA Twp., 5.500%,
    May 1, 2018                                                                          100,000            98,583           105,768
  Cass Cnty MI Rev., 5.100%, October 1, 2023                                             150,000           149,993           150,000
  Cedar Springs Public School District, 5.875%, May 1, 2014                              250,000           249,705           271,943
  Central Michigan University Rev., 5.500%, October 1, 2010                              200,000           200,000           205,114
  Central Michigan University Rev., 6.000%, October 1, 2013                              100,000           100,660           102,630
  Cheboygan General Obligation, 5.400%, November 1, 2015                                 100,000            99,187           107,569
  Chicago Emer. Telephone Sys., 5.800%, January 1, 2013                                  100,000           100,000           103,781
  Chicago, Illinois Tax Increment, 0.000%, November 15, 2010                             100,000           100,000           103,292
  Clawson City School Dist., 4.900%, May 1, 2013                                         200,000           199,257           208,366
  Clintondale Comm. Schools, 6.500%, May 1, 2010                                         100,000            99,781           105,272
  Cook County General Obl., 5.400%, November 15, 2008                                    200,000           200,000           214,154
  Coopersville Area Mich Pub Schools, 5.000%, May 1, 2024                                100,000            98,410            99,082
  Desoto Independent School Dist, 4.900%, August 15, 2014                                 75,000            75,000            75,006
  Detroit MI Rev., 5.000%, July 1, 2022                                                  100,000            98,046           100,013
  East Grand Rapids, MI Pub Schools, 5.750%, May 1, 2018                                 150,000           154,408           170,966
  Essexville Hampton Public Schools, 5.500%, May 1, 2017                                 150,000           147,861           167,498
  Eugene Trojan Nuclear Proj Rev OR, 5.900%, September 1, 2009                           120,000           120,398           120,551
  Ferndale School District, 5.375%, May 1, 2016                                          100,000            98,549           109,585
  Flat Rock Comm. School District, 5.250%, May 1, 2010                                   125,000           124,026           129,335
  Florida State Board of Education, 6.000%, May 1, 2005                                  500,000           500,000           501,965
  Florida State Board of Education, 5.200%, June 1, 2016                                  25,000            23,515            25,386
  Florida State Board of Education, 5.200%, June 1, 2023                                 350,000           353,378           351,057
  Grand Haven Area Pub. Schools, 6.050%, May 1, 2014                                     165,000           163,921           173,896
                                                                                      ----------        ----------        ----------

           Total forward                                                               5,345,000         5,334,859         5,568,568

                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2002

                                                                                   PRINCIPAL           AMORTIZED
                                                                                    AMOUNT               COST               MARKET
         Total forward                                                           $ 5,345,000         $ 5,334,859         $ 5,568,568

Grand Ledge Public Schools, 6.400%, May 1, 2008                                       50,000              52,189              55,080
Greenville Public Schools, 5.000%, May 1, 2014                                       300,000             299,281             312,041
Grosse Isle General Obligation, 5.200%, March 1, 2008                                 25,000              24,809              25,532
Hudsonville Public Schools, 6.000%, May 1, 2009                                      100,000             100,000             109,477
Huron Valley School District MI FGIC, 5.875%, May 1, 2016                            100,000              99,428             113,316
Huron Valley School District MI Gen. Oblg., 5.000%,
  May 1, 2022                                                                        125,000             122,870             125,018
Illinois State Sales Tax Revenue, 5.400%, June 15, 2013                              150,000             147,316             156,074
Jenison MI Gen. Oblg., 5.000%, May 1, 2020                                           200,000             199,069             212,928
Kalamazoo Water Revenue MI FSA, 5.625%,
  September 1, 2011                                                                  100,000              98,979             110,060
L'Anse Creuse Public Schools, 5.500%, May 1, 2014                                    180,000             179,627             185,807
Lincoln Consolidated School District, 5.800%, May 1, 2014                            115,000             115,000             125,307
Lowell Mich. Area Schools 5.400%, May 1, 2017                                         50,000              50,000              53,015
Lyon Twp., 5.400%, May 1, 2019                                                       100,000              99,483             104,828
Marysville Public School District, 5.750%, May 1, 2014                               150,000             149,283             162,116
Mattawan MI Gen. Oblg., 4.750%, May 1, 2017                                          135,000             133,888             136,609
Michigan Higher Ed Stu Ln Rv, 6.000%, September 1, 2008                              170,000             170,514             173,607
Michigan Municipal Bond Auth. Rev., 5.400%,
  October 1, 2014                                                                    100,000              97,438             104,493
Michigan Municipal Bond Auth Rev, 5.400%,
  November 16, 2016                                                                  100,000              99,514             107,216
Michigan Public Power Agency Revenue, 5.500%,
  January 1, 2013                                                                    100,000              99,674             103,354
Michigan State Bldg. Auth. Rev., 5.300%, October 1, 2016                             100,000              99,128             104,042
Michigan State Hospital Finance Authority, 5.375%,
  October 15, 2013                                                                    95,000              95,443              96,649
Michigan State Hospital Finance Authority, 5.250%,
  November 1, 2015                                                                   180,000             184,968             189,016
Michigan State Housing Development Authority Revenue,
  5.600%, December 1, 2009                                                           155,000             155,000             162,903
Millington Community School Dist., 5.700%, May 1, 2005                               100,000             100,000             101,811
Mount Pleasant Water Revenue, 6.000%, February 1, 2015                               340,000             338,058             368,618
New Orleans LA Sewer Service Rev., 5.200%, June 1, 2021                              100,000              99,995             102,364
New York, NY Series H, 5.00%, March 15, 2018                                         120,000             119,586             123,445
Novi Community School District, 6.125%, May 1, 2013                                  250,000             250,140             263,730
Oakland County General Obl., 6.000%, November 1, 2011                                115,000             114,412             116,998
Oakland County General Obl., 6.000%, November 1, 2013                                145,000             143,252             147,442
Oakland County General Obl., 5.125%, September 1, 2020                               200,000             197,353             204,774
Orange County Sales Tax Rev., 5.250%, January 1, 2016                                150,000             148,611             153,390
Orlando Util Comm. Water & Elec., 6.300%, April 1, 2003                              250,000             250,160             258,128
Petoskey Public School Dist, 4.750%, May 1, 2016                                     125,000             124,818             126,844
Rochester Comm. Sch. Dist., 5.625%, May 1, 2009                                       35,000              34,804              39,407
                                                                                 -----------         -----------         -----------

         Total forward                                                            10,155,000          10,128,949          10,604,007


                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 2002

                                                                     PRINCIPAL         AMORTIZED
                                                                      AMOUNT             COST           MARKET

           Total forward                                          $ 10,155,000       $ 10,128,949     $ 10,604,007


  St. Lucie County School Board, 5.375%, July 1, 2013                  150,000            150,000          156,698
  San Antonio General Obligation, 5.750%, August 1, 2013               110,000            110,162          110,000
  Santa Monica, Cal Univ Sch Dist, 5.400%, August 1, 2009               50,000             50,000           53,047
  South Range Local School Dist., 6.150%, December 1, 2018             100,000            104,510          107,361
  Tecumseh Mich. Public Schools 5.500%, May 1, 2019                    250,000            250,000          264,013
  University of Michigan, Revenue, 5.800%, April 1, 2010               230,000            230,000          237,560
  Warren Consolidated Sch Dist MI MBIA, 5.500%, May 1, 2014            200,000            195,764          206,480
  Washoe County General Obl., 6.200%, April 1, 2010                    185,000            184,848          188,260
  Washtenaw County MI Gen. Obl., 5.000%, May 1, 2019                   100,000            100,000          102,079
  Wayne County Mich Community College, 5.350%, July 1, 2015            150,000            148,752          160,434
  Western MI Univ Revs Gen Ser A, 5.000%, July 15, 2021                100,000             89,344          100,187
  Willow Run MI Comm. Schools, 5.000%, May 1, 2020                     150,000            149,717          152,136
  Woodhaven Brownstown MI Gen. Obl., 5.000%, May 1, 2022               170,000            166,661          170,034
  Yale Public Schools District, MI, 5.000%, May 1, 2005                125,000            125,000          129,364
  Zeeland Public Schools, MI, 6.000%, May 1, 2010                      100,000            100,000          109,477
  Zeeland Public Schools, MI, 6.000%, May 1, 2014                      250,000            250,000          273,693
                                                                  ------------       ------------     ------------
           Total long-term municipal bonds                          12,575,000         12,533,707       13,124,830
                                                                  ------------       ------------     ------------
TOTAL INVESTMENTS                                                 $ 13,216,638       $ 13,173,989     $ 13,777,361
                                                                  ============       ============     ============

VALOR INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 2002

INVESTMENT INCOME:
  Interest income                                                                       $760,023
  Other income                                                                            12,205
  Gain on disposition                                                                     13,687
                                                                                        --------
           Total investment income                                                       785,915

EXPENSES:
  Professional fees                                                                       41,742
  Custodian fees                                                                          20,385
  Other                                                                                    2,223
                                                                                        --------

           Total expenses                                                                 64,350
                                                                                        --------

NET INVESTMENT INCOME (equivalent to $.82 per share based on
     883,525 shares of common stock outstanding at July 31, 2002)                        721,565

UNREALIZED APPRECIATION OF INVESTMENTS:
  Beginning of period                                                                    609,861
  End of period                                                                          603,372
                                                                                        --------

DECREASE IN NET UNREALIZED APPRECIATION OF INVESTMENTS                                    (6,489)
                                                                                        --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $715,076
                                                                                        ========


See notes to financial statements.

VALOR INVESTMENT FUND, INC.

STATEMENT OF SHAREHOLDERS' INVESTMENT
YEAR ENDED JULY 31, 2002

                                              COMMON STOCK
                                         ----------------------
                                                                                              NET        APPRECIATION
                                            SHARES                 PAID-IN     RETAINED    INVESTMENT         OF
                                           (NOTE 4)  PAR VALUE     SURPLUS     EARNINGS      INCOME       INVESTMENTS      TOTAL

BALANCE AT AUGUST 1, 2001                  883,525    $883,525    $180,944   $11,967,524   $ 315,999       $609,861     $13,957,853

  Net increase in net assets resulting
    from operations                                                                          721,565         (6,489)        715,076

  Dividends to shareholders
    ($0.82 per share)                                                                       (717,047)                      (717,047)
                                         ---------    --------    --------   -----------   ---------       --------     -----------
BALANCE AT JULY 31, 2002                   883,525    $883,525    $180,944   $11,967,524   $ 320,517       $603,372     $13,955,882
                                         =========    ========    ========   ===========   =========       ========     ===========


See notes to financial statements

VALOR INVESTMENT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JULY 31, 2002 AND 2001

                                                                                             2002               2001

OPERATIONS:
  Net investment income                                                                  $   721,565        $   711,782
  (Decrease) increase in unrealized appreciation                                              (6,489)           290,735
                                                                                         ------------       ------------

           Net increase in net assets resulting from operations                              715,076          1,002,517

DIVIDENDS TO SHAREHOLDERS FROM INVESTMENT
   INCOME                                                                                    717,047            724,756
                                                                                         ------------       ------------

(DECREASE) INCREASE IN NET ASSETS                                                             (1,971)           277,761

NET ASSETS:
  Beginning of period                                                                     13,957,853         13,680,092
                                                                                         ------------       ------------

  End of period                                                                          $13,955,882        $13,957,853
                                                                                         ============       ============


See notes to financial statements.

VALOR INVESTMENT FUND, INC.


NOTES TO FINANCIAL STATEMENTS
YEAR ENDED JULY 31, 2002



1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


      Valor Investment Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.


      INVESTMENT SECURITIES - Investments are reported at market value determined principally by obtaining quotations from nationally recognized valuation services or market value estimates from registered brokers/dealers.


      SECURITIES TRANSACTIONS are recorded on a trade-date basis. Cost of securities sold is determined using the identified cost.


      INTEREST INCOME, adjusted for amortization of premium or accretion of discounts on investments in municipal bonds, is recorded on the accrual basis.


      INCOME TAXES - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and realized capital gains sufficient to relieve it from all or substantially all federal income taxes. No provision for federal income taxes is required for the year ended July 31, 2002.


      MANAGEMENT AND SERVICE FEES - No management fees have been paid or accrued to outside organizations. A total of $1,000 in fees has been paid to directors. The only service fees paid or accrued were legal, accounting, custodian, and recordkeeping fees to unaffiliated persons.


      USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.

2.    SECURITIES TRANSACTIONS


      The following summarizes the changes in investments, at amortized cost, for the year ended July 31, 2002:


      Balance, August 1, 2001                                                                        $13,156,876

         Plus:
           Purchases                                                                                   4,571,680
           Premium amortization net of discount accretion                                                 12,452
         Less:
           Matured securities                                                                           (200,000)
           Redeemed securities                                                                        (4,367,019)
                                                                                                      -----------

      Balance, July 31, 2002                                                                          $13,173,989
                                                                                                      ===========


      Approximately $1,871,258 in purchases and $1,908,800 in sales were bond transactions. The remaining transactions were related to the money market fund.


3.    TRANSACTIONS WITH AFFILIATES


      The Company had no transactions with affiliated persons in the year ended July 31, 2002, except as described in Note 1.


4.    COMMON STOCK


      There are 2,000,000 authorized shares of common stock, of which 883,525 shares were outstanding at July 31, 2002.


5.    UNREALIZED DEPRECIATION AND APPRECIATION


      The cost of securities for federal income tax purposes differs from the cost for financial statement purposes because the cost for tax purposes is adjusted by the amount of discount amortization only if the discount is an original issue discount.


      The aggregate cost of securities for federal income tax purposes was $13,232,758 at July 31, 2002. The gross unrealized appreciation and depreciation computed as the difference between market value and cost for tax purposes is as follows:


      Aggregate gross unrealized depreciation                                                       $ (2,482)
      Aggregate gross unrealized appreciation                                                        737,539
                                                                                                    --------

      Net unrealized appreciation                                                                   $735,057
                                                                                                    ========

6.    PER SHARE DATA


      The following are selected per share data based on the weighted average shares outstanding during the year:


                                                                      YEAR ENDED JULY 31
                                             -------------------------------------------------------------------
                                                   2002         2001          2000         1999         1998

Investment income                               $   0.89      $   0.88     $   0.89      $  0.87      $  0.91
Expenses                                           (0.07)        (0.07)       (0.07)       (0.05)       (0.06)
                                                ---------     ---------    ---------     --------     --------
Net investment income                               0.82          0.81         0.82         0.82         0.85

Dividends from net investment income               (0.81)        (0.82)       (0.82)       (0.84)       (0.85)
(Decrease) increase in unrealized
  appreciation                                     (0.01)         0.33        (0.22)       (0.25)        0.05
                                                ---------     ---------    ---------     --------     --------

Increase (decrease) in net asset value               .00          0.32        (0.22)       (0.27)        0.05
Net asset value - beginning                        15.80         15.48        15.70        15.97        15.92
                                                ---------     ---------    ---------     --------     --------

Net asset value - ending                        $  15.80      $  15.80     $  15.48      $ 15.70      $ 15.97
                                                =========     =========    =========     ========     ========

Weighted average shares
  outstanding during the year                    883,525       883,525      883,525      883,525      883,525
                                                =========     =========    =========     ========     ========

7.    INTEREST INCOME


      The following details, by state, the interest income earned by the Company during the year ended July 31, 2002:


Alaska                                                                                                 $ 18,999
California                                                                                                2,707
Florida                                                                                                  81,697
Illinois                                                                                                 42,573
Louisiana                                                                                                 3,019
Michigan *                                                                                              572,268
Nevada                                                                                                   11,926
New York                                                                                                  6,043
Ohio                                                                                                      5,874
Oregon                                                                                                    7,093
Texas                                                                                                     7,824
                                                                                                       --------

Total                                                                                                  $760,023
                                                                                                       ========


* Included in the Michigan total is $2,072 interest earned on a tax-exempt money market fund for the year ended July 31, 2002.


                                     ******